Cash and Cash Equivalents - Schedule of Components of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	R$ 12,792	R$ 4,797
Short-term investments	659	13,238
Total	R$ 13,451	R$ 18,035	R$ 11,398	R$ 8,015